Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2016 € / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $		$ 7,614		$ 7,255
Property, plant and equipment, accumulated depreciation | $		451,160		409,634
Intangible assets, accumulated amortization | $		948,072		827,084
Other long term assets - due from related parties | $		13,067		$ 7,472
Accrued and other liabilities - due to related parties | $		3,926
Other long-term liabilities - due to related parties | $		$ 5,889
Preference shares, par value (USD per share) | € / shares	€ 0.01		€ 0.01
Preference shares, shares authorized		450,000,000		450,000,000
Preference shares, shares issued		0		0
Preference shares, shares outstanding		0		0
Financing shares, par value (USD per share) | € / shares	0.01		0.01
Financing shares, shares authorized		40,000,000		40,000,000
Financing shares, shares issued		0		0
Financing preference shares, shares outstanding		0		0
Common shares, par value (USD per share) | € / shares	€ 0.01		€ 0.01
Common shares, shares authorized		410,000,000		410,000,000
Common shares, shares issued		239,707,000		239,707,000
Treasury shares, at cost		5,147,000		6,702,000